Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Significant Accounting Policies [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. Actual results could differ from those estimates.

On an ongoing basis, the Company’s management evaluates estimates, including those related to tax assets and liabilities, fair values of stock-based awards, warrants to purchase the Company’s shares, capital note and inventories write-offs. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Financial statements in U.S. dollars
b.	Financial statements in U.S. dollars:

The accompanying financial statements have been prepared in U.S. dollars (“dollar” or “dollars”).

A substantial portion of the Company’s costs are incurred in New Israeli Shekels. However, the Company finances its operations mainly in U.S. dollars and a majority of the Company’s revenues are denominated in dollars. As such, the Company’s management believes that the U.S. dollar is the currency of the primary economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the U.S. dollar.

Transactions and balances that are denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been re-measured to dollars in accordance with Accounting Standards Codification (“ASC”) No. 830, “Foreign Currency Matters”. All foreign currency transaction gains and losses are reflected in the statements of operations as financial income or expenses, as appropriate.

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiary, intercompany transactions and balances have been eliminated upon consolidation.

Inventories
d.	Inventories:
Inventories are measured at the lower of cost and net realizable value, cost is computed on a first-in, first-out basis. The inventories consist of finished goods and raw materials.
Property and equipment
e.	Property and equipment:

Property and equipment are stated at cost net of accumulated depreciation. Depreciation is calculated by the straight-line method, over the estimated useful lives of the assets, at the following annual rates:

%

Computers	15 – 33
Equipment	7 – 33
Office furniture	6 – 15
Leasehold improvements	*)

*)	Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

Long-lived assets of the Company are reviewed for impairment in accordance with ASC No. 360, “Property, Plant and Equipment”, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During 2014, 2015 and 2016, no impairment losses were identified.

Revenues Recognition
f.	Revenues Recognition:

Revenues from ink sales are recognized in accordance with ASC No. 605-15, “Revenue Recognition” when delivery has occurred, persuasive evidence of an agreement exists, the vendor’s fee is fixed or determinable, and collectability is reasonably assured.

Other income, represent a recurring sale of production waste.

Cost of revenues

g.       Cost of revenues:

Cost of revenues is comprised of cost of materials production, employees’ salaries and related costs, allocated overhead expenses, packaging, import taxes, royalties paid to third parties and to the Government of Israel and other programs, as described in note 7.

Research and development, net
h.	Research and development, net:
Research and development expenses are charged to the consolidated statements of operations as incurred, net of grants received, as described in note 2i.
Government grants
i.	Government grants:

The Company receives participation funds and grants, which represents participation of the government of Israel and European grants. These amounts are recognized on the accrual basis as a reduction of research and development costs as such costs are incurred.

Income taxes
j.	Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, “Income Taxes”. This Statement prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts that more likely than not to be realized.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

Accounting for stock-based compensation
k.	Accounting for stock-based compensation:

The Company accounts for share based compensation in accordance with ASC No. 718, “Compensation - Stock Compensation” that requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The Company recognizes compensation expenses for the value of its awards granted based on the straight-line attribution method over the requisite service period of each of the awards. The Company recognizes forfeitures of awards as they occur.

The Company selected the Black-Scholes option pricing model as the most appropriate fair value method for its stock-options awards. The Black-Scholes option-pricing model requires a number of assumptions, of which the most significant are the expected stock volatility and the expected option term. Expected volatility was calculated based upon similar traded companies’ historical stock price movements. The Company uses the simplified method until such time as there is sufficient historical exercise data to allow the Company to make and rely upon assumptions as to the expected life of outstanding options. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term to the expected life of the options. Historically the Company has not paid dividends and in addition has no foreseeable plans to pay dividends, and therefore uses an expected dividend yield of zero in the option pricing model.

The fair value for options granted is estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	2014	2015	2016

Dividend yield	*)	0%	0%
Expected volatility	*)	64%- 69%	68%-71%
Risk-free interest	*)	1.12%-1.63%	0.83%-0.97%
Expected life (in years)	*	4.375	2.98

*)       No grants were made in 2014.

Concentrations of credit risks
l.	Concentrations of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash. The Company’s cash balances are managed in major banks in Israel.

Severance pay
m.	Severance pay:

Pursuant to Section 14 of Israel’s Severance Pay Law, 5723-1963 (“Section 14”), the Company’s employees, covered by this section, are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made on their behalf by the Company to an Israeli insurance company. Payments in accordance with Section 14 release the Company from any future the severance liabilities in respect of those employees. Neither severance pay liability nor severance pay fund under Section 14 for such employees is recorded on the Company’s balance sheet.

Severance expenses for the years ended December 31, 2014, 2015 and 2016 amounted to $36,456, $39,194 and $44,511, respectively.

Fair value of financial instruments
n.	Fair value of financial instruments:

The Company applies ASC 820, “Fair Value Measurements and Disclosures”. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent from the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1 -	Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

In accordance with ASC 480, the Company measures its warrants to purchase the Company’s shares classified as liability and the capital note at fair value. The carrying amounts of cash, other current assets, trade payables and other accounts liabilities approximate their fair value due to the short-term maturity of such instruments.

The following table presents liabilities measured at fair value on a recurring basis as of December 31, 2015:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Warrants	-	-	$961,922	$961,922
Capital note	-	-	43,568	43,568

Total financial liabilities	-	-	$1,005,490	$1,005,490

The following table presents liabilities measured at fair value on a recurring basis as of December 31, 2016:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Warrants	-	-	$1,117,321	$1,117,321
Capital note	-	-	45,493	45,493

Total financial liabilities	-	-	$1,162,814	$1,162,814

The following table presents reconciliations for the Company’s liabilities measured and recorded at fair value on a recurring basis, using significant unobservable inputs (Level 3):

Level 3

Balance at January 1, 2014	$-

Fair value of warrants and capital note	882,298

Balance at December 31, 2014	882,298

Fair value of warrants to investors	142,470
Changes in Fair value of warrants and capital note	(19,278)

Balance at December 31, 2015	1,005,490

Fair value of warrants to investors	183,260
Changes in Fair value of warrants and capital note	(25,936)

Balance at December 31, 2016	$1,162,814

Basic and diluted net loss per share
o.	Basic and diluted net loss per share:

Basic net loss per share is computed based on the weighted average number of ordinary shares outstanding during each year. Diluted net loss per share is computed based on the weighted average number of ordinary shares outstanding during each year, plus the dilutive potential of ordinary shares considered outstanding during the year in accordance with ASC 260, “Earnings Per Share”. Diluted loss per share is computed based on the weighted average number of ordinary shares outstanding during the period, plus the dilutive effect of ordinary shares considered outstanding during the period.

The total number of shares related to the outstanding stock options excluded from the calculations of diluted loss per share, since it would have an anti-dilutive effect, was 697,595, 1,021,917 and 836,514 for 2014, 2015 and 2016, respectively. The total number of warrants to purchase ordinary shares related to the outstanding options excluded from the calculations of diluted loss per share, since it would have an anti-dilutive effect, was 2,241,112, 2,542,262 and 2,834,410 for 2014, 2015 and 2016, respectively.

Recently issued accounting standards
p.	Recently issued accounting standards:

1.	In May 2014, the Financial Accounting Standards Board (“FASB”) issued guidance related to “Revenue from contracts with customers”. Under this guidance, revenue is recognized when promised goods or services are transferred to customers in an amount that reflects the consideration that is expected to be received for those goods or services. The updated standard will replace most existing revenue recognition guidance under GAAP when it becomes effective and permits the use of either the retrospective or cumulative effect transition method. As currently issued and amended, the standard will become effective for the Company in 2019. The Company is currently evaluating the effect that the updated standard will have on its consolidated financial statements and related disclosures.

2.	In August 2014, the FASB issued ASU 2014-15, “Presentation of Financial Statements-Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern”, which defines management’s responsibility to assess an entity’s ability to continue as a going concern, and to provide related footnote disclosures if there is substantial doubt about its ability to continue as a going concern. The pronouncement is effective for annual reporting periods ending after December 15, 2016 with early adoption permitted. The Company adopted the provisions of ASU 2014-15 for the year ended December 31, 2016.

3.	In February 2016, the FASB issued ASU 2016-02, “Leases” (Topic 842). The standard requires that long-term lease arrangements be recognized on the balance sheet. As currently issued and amended, the standard will become effective for the Company in 2020. Early adoption is permitted. The Company is currently evaluating the impact of adoption on its consolidated financial statements.

4.	In March 2016, the FASB issued ASU No. 2016-09, “Compensation — Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting” (“ASU 2016-09”). ASU 2016-09 simplifies several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. As currently issued and amended, the ASU will become effective for the Company in 2018. Early adoption is permitted. The Company early adopted ASU 2016-09 in 2016 using a modified retrospective transition method.

Under the new guidance, the Company has elected to change its policy and has started to recognize forfeitures of awards as they occur. The change in forfeiture policy was adopted using a modified retrospective transition method. The Company recorded a total cumulative-effect adjustment in accumulated deficit as of January 1, 2016 for the revision of the forfeiture fair value that have not previously been recognized in an amount of $4,379 upon transition.